STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		178 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Cash Flows from Operating Activities:
Net Loss	$ (8,400)		$ (10,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Total adjustments
Net Cash Used by Operating Activities	(8,400)	0	(10,500)
Net Cash Used in Investing Activities	0	0	0
Cash Flows from Financing Activities:
Capital Contribution from Stockholder	8,400		8,400
Proceeds from sale of common stock			2,100
Net Cash Provided by Financing Activities	8,400	0	10,500
Net Increase (decrease) in Cash	0	0	0
Cash and Cash Equivalents - Beginning of Period
Cash and Cash Equivalents - End of Period
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Issuance of common shares for farmout agreement			$ 2,500